Related Party Transactions and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Related Party Transactions and Party-in-Interest Transactions
Related Party Transactions and Party-in-Interest Transactions
8.	Related Party Transactions and Party-in-Interest Transactions

The Plan held 32,145 and 31,790 shares of Company common stock valued at $4,006,292 and $4,191,157 at December 31, 2025 and 2024, respectively. There were no dividends declared on the Company common stock during 2025.

Plan investments include shares of mutual funds, a money market fund, self-directed brokerage accounts, and a collective investment trust fund managed by Fidelity. Fidelity is the trustee and recordkeeper for the Plan; therefore, transactions in these investments qualify as party-in-interest transactions. Fees incurred by the Plan for investment management services are included in net appreciation in fair value of investments, as they are paid through revenue sharing rather than a direct payment.